Note 19 - Trade and Other Receivables - Credit Risk for Trade Receivables by Geographic Region (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade receivables	$ 4,959	$ 3,112	$ 6,193	$ 5,899
United States 1 [member]
Statement Line Items [Line Items]
Trade receivables	0	0	108	78
United Kingdom 1 [member]
Statement Line Items [Line Items]
Trade receivables	0	0	0	0
Australia 1 [Member]
Statement Line Items [Line Items]
Trade receivables	4,349	3,112	6,085	5,821
The Netherlands [Member]
Statement Line Items [Line Items]
Trade receivables	$ 610	$ 0	$ 0	$ 0